                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX/A

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number    811-07883
                                                     -------------

                                   ICON Funds
                                   ----------
               (Exact name of registrant as specified in charter)

              5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 303-790-1600
                                                           -------------

                        Date of fiscal year end: 9/30/05
                                                --------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                      -----------------------------

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

THE PROXY VOTING RECORD OF THE ICON FUNDS IS INCORPORATED BY REFERENCE TO FORM
    N-PX FILED ON AUGUST 12, 2005 (ACCESSION NUMBER 0001047469-05-021410).

THE ICON SHORT TERM FIXED INCOME FUND DID NOT VOTE ANY PROXIES DURING THE PERIOD AND WAS TERMINATED ON AUGUST 15, 2004.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                  ICON Funds
          ---------------------------------------------------------------------


By (Signature and Title)*/s/CRAIG T. CALLAHAN
                         ------------------------------------------------------
                            Craig T. Callahan
                            President & Chairman


Date                        November 22, 2005
    ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.